Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2008 OPU business	Sep. 30, 2009 SME business	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 3,972	¥ 1,835	¥ 3,522
Total exit costs, net of tax	2,564	1,174	2,410
Total exit costs, amount attributable to impairment loss of goodwill, loss on disposal of fixed assets and inventories, and other closing costs	¥ 357	¥ 230